JOHN HANCOCK FUNDS II

200 Berkeley Street

Boston, Massachusetts 02116

September 25, 2020

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	John Hancock Funds II (the “Trust”)
Multi-Index 2065 Lifetime Portfolio;
Multi-Index 2065 Preservation Portfolio; and
Multimanager 2065 Lifetime Portfolio (the “Funds”)
File Nos. 333-126293; 811-21779

Dear Sir/Madam:

On behalf of the Trust, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended (the “Securities Act”), please accept this letter as notice that the forms of Prospectuses and Statement of Additional Information for the Funds that would have been filed under paragraph (c) of Rule 497 would not have differed from the Prospectuses and Statement of Additional Information, each dated September 17, 2020, contained in Post-Effective Amendment No. 232 to the Trust’s Registration Statement on Form N-1A under the Securities Act and Amendment No. 234 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended, the text of which was filed electronically with the U.S. Securities and Exchange Commission on September 17, 2020 via EDGAR, accession number 0001133228-20-006101.

If you have any questions, please call the undersigned at (617) 572-0138.

Sincerely,
/s/ Ariel Ayanna

Ariel Ayanna
Assistant Secretary of the Trust